Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories
Schedule of inventories by major category
	December 31,
	2013	2014
	RMB	RMB	US$

Raw materials	788,852	577,314	93,046
Work-in-progress	370,811	389,570	62,787
Finished goods	1,005,239	1,132,198	182,478
Total inventories	2,164,902	2,099,082	338,311